Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Change in Accounting Estimate
The effects of this change in estimate were as follows (in thousands):

Year ended December 31, 2016
Increase in activation fee revenues	$1,400
Increase in depreciation and amortization	21,413
Increase to loss from operations	20,013
Increase to net loss	19,621

Changes in Company's Allowance for Accounts Receivable
The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Year ended December 31,
	2016	2015	2014
Beginning balance	$3,541	$3,373	$1,901
Provision for doubtful accounts	19,624	14,924	15,656
Write-offs and adjustments	(19,027)	(14,756)	(14,184)
Balance at end of period	$4,138	$3,541	$3,373